Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Use of PSUs and RSUs Versus Stock Options and Timing of Awards: We grant equity awards in the form of RSUs and PSUs, rather than stock options, because RSUs and PSUs:
•
establish a relationship between our cost and the value ultimately delivered to our executives that is more direct and more visible than is the case with stock options; and

•
require the use of substantially fewer shares than stock options to deliver equivalent value, resulting in an annual Company run rate in 2024 of 0.19% (the sum of all equity awards to non-employee Directors and RSUs granted to employees during the period, plus the number of all PSUs vested during the period, divided by the weighted average number of shares outstanding during the period), and a total 2024 year-end overhang of 0.38% (number of unvested RSUs plus unvested PSUs at target as a percentage of all shares outstanding at year-end).
Such awards are generally granted to our NEOs in February of each year on a predetermined schedule. In certain circumstances, including the hiring of an officer, the Committee may approve grants to be effective at other times. The Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and PMI does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Our run rate and overhang each compare favorably to those of our Peer Group.

Award Timing Method	In certain circumstances, including the hiring of an officer, the Committee may approve grants to be effective at other times. The Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and PMI does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and PMI does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false